Retirement Benefits Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 3
Interest cost	31	35
Expected return on plan assets	(40)	(54)
Prior service cost amortization	0	0
Actuarial loss amortization	1	(2)
Settlements	4	2
Net periodic benefit cost subtotal	(14)	(16)
Regulatory adjustment(1)	0	5
Net periodic benefit cost	(14)	(11)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0
Interest cost	5	6
Expected return on plan assets	(8)	(9)
Prior service cost amortization	1	1
Actuarial loss amortization	1	0
Settlements	0	0
Net periodic benefit cost subtotal	(3)	(2)
Regulatory adjustment(1)	0	0
Net periodic benefit cost	(3)	(2)
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0
Interest cost	$ 28	$ 33